Carrying value and the fair value of financial instruments measured at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets:
Loans	₩ 275,565,766	₩ 259,010,575
Held-to-maturity financial assets	24,990,680	19,805,084
Other financial assets	12,041,304	13,975,889
Liabilities:
Deposits	249,419,224	235,137,958
Borrowings	27,586,610	25,294,241
Debt securities issued	51,340,821	44,326,785
Other financial liabilities	20,205,312	16,848,941
Carrying value
Assets:
Loans	275,565,766	259,010,575
Held-to-maturity financial assets	24,990,680	19,805,084
Other financial assets	12,041,304	13,975,889
Financial assets at amortised cost, Total	312,597,750	292,791,548
Liabilities:
Deposits	249,419,224	235,137,958
Borrowings	27,586,610	25,294,241
Debt securities issued	51,340,821	44,326,785
Other financial liabilities	20,205,312	16,848,941
Financial liabilities at amortised cost, Total	348,551,967	321,607,925
Fair value
Assets:
Loans	275,988,557	260,900,185
Held-to-maturity financial assets	25,390,335	20,732,400
Other financial assets	12,038,310	13,994,180
Financial assets at amortised cost, Total	313,417,202	295,626,765
Liabilities:
Deposits	249,333,154	235,175,778
Borrowings	27,596,841	25,340,042
Debt securities issued	51,277,693	44,651,811
Other financial liabilities	20,179,542	16,813,145
Financial liabilities at amortised cost, Total	348,387,230	321,980,776
Level 1
Assets:
Loans	3,065	11,236
Held-to-maturity financial assets	7,851,134	7,658,696
Other financial assets	79,889	32,952
Financial assets at amortised cost, Total	7,934,088	7,702,884
Liabilities:
Deposits	2,922,841	2,584,682
Borrowings	5,958,846	6,116,774
Debt securities issued	0	0
Other financial liabilities	84,665	37,061
Financial liabilities at amortised cost, Total	8,966,352	8,738,517
Level 2
Assets:
Loans	845,567	2,019,178
Held-to-maturity financial assets	17,539,201	13,073,704
Other financial assets	6,832,567	9,882,610
Financial assets at amortised cost, Total	25,217,335	24,975,492
Liabilities:
Deposits	105,939,876	95,123,504
Borrowings	566,718	812,184
Debt securities issued	33,622,407	28,927,528
Other financial liabilities	5,642,143	4,741,882
Financial liabilities at amortised cost, Total	145,771,144	129,605,098
Level 3
Assets:
Loans	275,139,925	258,869,771
Held-to-maturity financial assets	0	0
Other financial assets	5,125,854	4,078,618
Financial assets at amortised cost, Total	280,265,779	262,948,389
Liabilities:
Deposits	140,470,437	137,467,592
Borrowings	21,071,277	18,411,084
Debt securities issued	17,655,286	15,724,283
Other financial liabilities	14,452,734	12,034,202
Financial liabilities at amortised cost, Total	₩ 193,649,734	₩ 183,637,161